Condensed financial information of the parent company (Details) - Schedule of parent company balance sheet - Parent Company [Member] - Parent Company [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 4,110,216	$ 3,758,618
Due from subsidiaries	9,423,617	7,785,162
Investment in subsidiaries, VIE and VIE’s subsidiaries	16,906,213	21,022,642
Total Assets	30,440,046	32,566,422
LIABILITIES AND EQUITY
Total Liabilities
Commitments and Contingencies
Shareholders’ Equity
Class A Ordinary Share (par value $0.0001 per share, 450,000,000 shares authorized; 20,531,423 and 19,453,423 shares issued and outstanding at December 31, 2022 and 2021, respectively)	2,054	1,946
Class B Ordinary Share (par value $0.0001 per share, 50,000,000 shares authorized; 5,497,715 and 5,497,715 shares issued and outstanding at December 31, 2022 and 2021, respectively)	550	550
Additional paid-in capital	24,998,388	22,986,975
Retained earnings	5,439,054	8,379,945
Accumulated comprehensive income		1,197,006
Total Shareholders’ Equity	30,440,046	32,566,422
Total Liabilities and Shareholders’ Equity	$ 30,440,046	$ 32,566,422